Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2013-4

Collection Period	08/01/17-08/31/17
Determination Date	9/11/2017
Distribution Date	9/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$139,295,151.50
2.	Collections allocable to Principal		$9,991,635.70
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$409,005.41
5.	Pool Balance on the close of the last day of the related Collection Period		$128,894,510.39
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		21,620
7.	Initial Pool Balance		$1,000,000,005.06
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$0.00	$0.00
	d. Class A-4 Note Balance	$72,295,151.47	$61,894,510.36
	e. Class B Note Balance	$22,000,000.00	$22,000,000.00
	f. Class C Note Balance	$20,000,000.00	$20,000,000.00
	g. Class D Note Balance	$20,000,000.00	$20,000,000.00
	h. Note Balance (sum a - g)	$134,295,151.47	$123,894,510.36
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0000000	0.0000000
	d. Class A-4 Note Pool Factor	0.5238779	0.4485109
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1342952	0.1238945
10.	Overcollateralization Target Amount		$5,000,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.03
12.	Weighted Average Coupon		7.46%
13.	Weighted Average Original Term	months	68.40
14.	Weighted Average Remaining Term	months	20.28
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$902,099.43
	b. Liquidation Proceeds allocable to Finance Charge		$2,020.38
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$904,119.81
16.	Principal:
	a. Collections allocable to Principal		$9,991,635.70
	b. Liquidation Proceeds allocable to Principal		$198,958.19
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$10,190,593.89

17.	Total Finance Charge and Principal Collections (15d + 16d)	$11,094,713.70
18.	Interest Income from Collection Account	$7,411.64
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$11,102,125.34
Available Funds
21.	Available Collections	$11,102,125.34
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$11,102,125.34
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$116,079.29
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$116,079.29
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$0.00
	m. Class A-4 Monthly Interest	$77,114.83
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$77,114.83
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$31,350.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$31,350.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$32,500.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$32,500.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$43,333.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$43,333.33
34.	Quaternary Principal Distributable Amount	$5,400,641.08
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$5,703,518.53
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$904,119.81
	b. Total Daily Deposits of Principal Collections	$10,190,593.89
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$7,411.64
	e. Total Deposits to Collection Account (sum a - d)	$11,102,125.34
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$116,079.29
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$10,584,939.27
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$398,606.78
	f. Total Withdrawals from Collection Account (sum a - e)	$11,102,125.34
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$0.00
	d. Class A-4 Interest Distribution	$77,114.83
	e. Class B Interest Distribution	$31,350.00
	f. Class C Interest Distribution	$32,500.00
	g. Class D Interest Distribution	$43,333.33
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$10,400,641.11
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$10,584,939.27
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$0.00
	d. Class A-4 Distribution	$10,477,755.94
	e. Class B Distribution	$31,350.00
	f. Class C Distribution	$32,500.00
	g. Class D Distribution	$43,333.33
	h. Total Withdrawals from Note Payment Account (sum a - g)	$10,584,939.27

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$398,606.78
	b. Reserve Account surplus (Ln 55)	$1,928.92
	c. Total Deposits to Certificate Payment Account (sum a - b)	$400,535.70
46.	Withdrawals
	a. Certificateholder Distribution	$400,535.70
	b. Total Withdrawals from Certificate Payment Account	$400,535.70
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.02	$2,500,000.02
	b. Note Balance	$123,894,510.36
48.	Required Reserve Account Amount	$2,500,000.02
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.02
50.	Investment Earnings	$1,928.92
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,501,928.94
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$1,928.92
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.02
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$116,079.29
60.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$10,584,939.27
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$398,606.78
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,928.92
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$10,477,755.94
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$31,350.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$32,500.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$43,333.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$400,535.70

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	617	$5,373,978.48
	b. 61 to 90 days past due	262	$2,428,974.09
	c. 91 to 120 days past due	68	$554,756.13
	d. 121 or more days past due	1	$3,224.17
	e. Total Past Due (sum a - d)	948	$8,360,932.87
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)		6.4866%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	48	$409,005.41
75.	Recoveries	191	$200,978.57
76.	Net Losses (Ln 74 - Ln 75)		$208,026.84
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1493%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	2,776	$34,236,603.75
79.	Recoveries	2,482	$17,015,784.72
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$17,220,819.03
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		1.7221%
82.	Average Net Loss on Defaulted Receivables		$6,203.47

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,143,451,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 11, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer